Consolidated Statements of Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenues		$ 64,932,937	$ 48,938,593	$ 31,361,976
Less: Cost of revenues		(41,178,356)	(31,277,255)	(18,669,812)
Gross profit		23,754,581	17,661,338	12,692,164
Operating expenses:
Selling and marketing expenses		2,179,029	2,225,702	1,206,493
Research and development expenses		7,978,883	7,837,873	4,232,788
General and administrative expenses		17,384,393	5,871,622	5,647,790
Total operating expenses		27,542,305	15,935,197	11,087,071
(Loss) income from operations		(3,787,724)	1,726,141	1,605,093
Subsidies and other income, net		779,508	960,784	508,187
Other expenses		(92,429)	(84,155)	(10,469)
(Loss) income before income tax and share of loss in equity investees		(3,100,645)	2,602,770	2,102,811
Provision (benefits) for income taxes		186,615	(112,128)	(118,546)
(Loss) income before share of loss in equity investees		(3,287,260)	2,714,898	2,221,357
Share of loss in equity investees, net of tax		(145,329)
Net (loss) income		(3,432,589)	2,714,898	2,221,357
Less: Net (loss) income attributable to non-controlling interests		(162,813)	280,435	173,912
Net (loss) income attributable to CLPS Incorporation's shareholders		(3,269,776)	2,434,463	2,047,445
Other comprehensive (loss) income
Foreign currency translation (loss) gain		(429,348)	55,793	(93,177)
Less: foreign currency translation (loss) gain attributable to non-controlling interests		(17,375)	10,200	1,732
Other comprehensive (loss) gain attributable to CLPS Incorporation's shareholders		(411,973)	45,593	(94,909)
Comprehensive (loss) income attributable to
CLPS Incorporation shareholders		(3,681,749)	2,480,056	1,952,536
Non-controlling interests		(180,188)	290,635	175,644
Total comprehensive income		$ (3,861,937)	$ 2,770,691	$ 2,128,180
Basic (loss) earnings per common share	[1]	$ (0.24)	$ 0.21	$ 0.18
Weighted average number of share outstanding - basic		13,843,764	11,517,123	11,290,000
Diluted (loss) earnings per common share	[1]	$ (0.24)	$ 0.21	$ 0.18
Weighted average number of share outstanding - diluted		13,843,764	11,636,367	11,290,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).